TRADE PAYABLES (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payable	R$ 159.0	R$ 219.3
Trade payable [member]
IfrsStatementLineItems [Line Items]
present value adjustment recorded for trades payables	R$ 308.0	R$ 367.0